Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (20,909)	$ (5,683)	$ (8,226)	$ (9,309)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization and accretion of investments	29	14	14	70
Depreciation and amortization	277	297	391	445
Stock-based compensation expense	338	384	473	533
Amortization of note discount	67	41	59	35
Collaboration arrangement acquisition cost	15,943
Changes in operating assets and liabilities:
Receivables	(13,070)	(22)	(5)	144
Prepaid and other current assets	(1,165)	(46)	55	19
Other assets	86	84	107	(413)
Accounts payable	242	208	134	(61)
Accrued compensation	382	63	(11)	(132)
Accrued liabilities	204	183	466	(1,035)
Deferred rent	(6)	12	12	33
Deferred revenue	8,770
Facility lease exit obligation	(107)	(89)	(120)	(99)
Net cash used in operating activities	(8,919)	(4,554)	(6,651)	(9,770)
Cash flows from investing activities:
Capital expenditures	(11)	(5)	(5)	(5)
Purchases of available-for-sale investments	(2,852)	(2,299)	(2,502)	(9,354)
Proceeds from sales and maturities of short-term investments	2,796	7,800	8,800	3,020
Net cash provided by (used in) investing activities	(67)	5,496	6,293	(6,339)
Cash flows from financing activities:
Proceeds from private offering of common stock, net			5,547	4,349
Proceeds from issuance of common stock	40,265	38	77	113
Proceeds from issuance of note payable, gross				8,500
Net cash provided by financing activities	40,265	38	5,624	12,962
Net increase (decrease) in cash and cash equivalents	31,279	980	5,266	(3,147)
Cash and cash equivalents at beginning of period	7,414	2,148	2,148	5,295
Cash and cash equivalents at end of period	38,693	3,128	7,414	2,148
Supplemental disclosure of cash flow information:
Cash paid for interest				$ 17